Summary of Material Accounting Policy Information - Additional Information (Detail)	12 Months Ended
Dec. 31, 2023
Land improvements [member]
Disclosure of significant accounting policies [line items]
Useful lives of intangible assets	20 years
Buildings (assets used by the Company and assets subject to operating leases) [member] | Bottom of range [member]
Disclosure of significant accounting policies [line items]
Useful lives of intangible assets	10 years
Buildings (assets used by the Company and assets subject to operating leases) [member] | Top of range [member]
Disclosure of significant accounting policies [line items]
Useful lives of intangible assets	20 years
Machinery and equipment [member]
Disclosure of significant accounting policies [line items]
Useful lives of intangible assets	5 years
Office equipment [member]
Disclosure of significant accounting policies [line items]
Useful lives of intangible assets	5 years
Software and system Design [member]
Disclosure of significant accounting policies [line items]
Useful lives of intangible assets	3 years